Note 14 - Retirement and Pension Plans - Changes in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Projected benefit obligation, beginning of the year	$ 838	$ 838	$ 933
Service cost	3	3	3
Interest cost	13	16	17
Actuarial (gain) loss	8	11	(61)
Effect of changes in foreign exchange rate	15	(30)	(54)
Projected benefit obligation, end of the year	877	838	838
Fair value of plan assets, beginning of the year	566	545	542
Employer contributions	16	27	24
Actual return on plan assets	4	14	12
Effect of changes in foreign exchange rate	10	(20)	(33)
Fair value of plan assets, end of the year	$ 596	$ 566	$ 545